Unit Activity (Tables)	12 Months Ended
Dec. 31, 2018
Unit Activity [Abstract]
Schedule of Units of Partnership Interest
The changes in contract owner units outstanding(1) for the Real Property Account by product for the years ended December 31, 2018, 2017 and 2016 were as follows:

December 31, 2018
	VAL	VLI	SPVA	SPVL	TOTAL
Units issued:	497,036	11,800	—	1,595	510,431
Units redeemed:	(1,279,737)	(81,702)	(63)	(44,107)	(1,405,609)

December 31, 2017
	VAL	VLI	SPVA	SPVL	TOTAL
Units issued:	57,866	12,157	—	1,509	71,532
Units redeemed:	(921,987)	(70,800)	(277)	(47,682)	(1,040,746)

December 31, 2016
	VAL	VLI	SPVA	SPVL	TOTAL
Units issued:	126,555	11,594	—	9,747	147,896
Units redeemed:	(806,240)	(89,637)	(4,825)	(123,398)	(1,024,100)

(1) 2016 contract owner transaction amounts were reclassified in 2017 to conform to the current presentation.